PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 97.5%
Common Stocks 94.1%
Aerospace & Defense 1.9%
Curtiss-Wright Corp.	510	$101,393
Hexcel Corp.	290	17,957
Woodward, Inc.	895	111,606
		230,956
Automobile Components 2.2%
Adient PLC*	1,296	43,662
Autoliv, Inc. (Sweden)	620	56,823
Gentex Corp.	3,325	95,361
Lear Corp.	230	29,845
Visteon Corp.*	310	35,690
		261,381
Automobiles 0.6%
Harley-Davidson, Inc.	2,625	70,481
Banks 4.2%
Associated Banc-Corp.	2,600	42,146
Bancorp, Inc. (The)*	800	28,520
East West Bancorp, Inc.	983	52,708
First Foundation, Inc.	4,900	22,246
Flushing Financial Corp.	1,000	12,340
FNB Corp.	2,881	30,798
Heartland Financial USA, Inc.	800	21,920
New York Community Bancorp, Inc.	2,700	25,596
Old National Bancorp	2,850	39,045
Pinnacle Financial Partners, Inc.	400	24,944
Popular, Inc. (Puerto Rico)	180	11,707
Synovus Financial Corp.	1,840	47,969
Webster Financial Corp.	1,675	63,600
Western Alliance Bancorp	500	20,550
Wintrust Financial Corp.	711	53,105
		497,194
Beverages 1.3%
Celsius Holdings, Inc.*	660	100,380
Coca-Cola Consolidated, Inc.	81	51,549
		151,929

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Biotechnology 2.2%
Exelixis, Inc.*	1,800	$37,062
Neurocrine Biosciences, Inc.*	1,060	117,597
United Therapeutics Corp.*	490	109,201
		263,860
Broadline Retail 0.6%
Macy’s, Inc.	5,850	71,253
Building Products 3.6%
AZEK Co., Inc. (The)*	200	5,240
Builders FirstSource, Inc.*	230	24,960
Carlisle Cos., Inc.	35	8,893
Fortune Brands Innovations, Inc.	1,610	89,838
Lennox International, Inc.	140	51,876
Masonite International Corp.*	230	18,202
Owens Corning	1,074	121,759
Simpson Manufacturing Co., Inc.	120	15,982
Trex Co., Inc.*	540	30,353
UFP Industries, Inc.	685	65,191
		432,294
Capital Markets 1.5%
Affiliated Managers Group, Inc.	590	72,428
Evercore, Inc. (Class A Stock)	30	3,905
Federated Hermes, Inc.	100	3,170
Invesco Ltd.	400	5,188
Janus Henderson Group PLC	300	6,921
Jefferies Financial Group, Inc.	821	26,420
SEI Investments Co.	400	21,464
Stifel Financial Corp.	563	32,091
Tradeweb Markets, Inc. (Class A Stock)	60	5,401
		176,988
Chemicals 1.3%
Avient Corp.	575	18,181
Axalta Coating Systems Ltd.*	1,400	36,722
Olin Corp.	190	8,117

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Rayonier Advanced Materials, Inc.*	5,300	$14,681
RPM International, Inc.	870	79,405
		157,106
Commercial Services & Supplies 0.6%
ACCO Brands Corp.	800	4,048
Clean Harbors, Inc.*	68	10,450
CoreCivic, Inc.*	800	10,160
Deluxe Corp.	1,100	18,755
Enviri Corp.*	900	5,166
Tetra Tech, Inc.	165	24,900
		73,479
Communications Equipment 0.1%
Extreme Networks, Inc.*	800	16,496
Construction & Engineering 2.3%
AECOM	784	60,015
EMCOR Group, Inc.	653	134,943
Fluor Corp.*	2,400	79,896
		274,854
Construction Materials 0.9%
Eagle Materials, Inc.	682	104,967
Consumer Finance 0.2%
Ally Financial, Inc.	1,000	24,190
Consumer Staples Distribution & Retail 1.7%
Casey’s General Stores, Inc.	20	5,438
Performance Food Group Co.*	1,325	76,532
United Natural Foods, Inc.*	1,100	16,038
US Foods Holding Corp.*	2,800	109,032
		207,040
Containers & Packaging 1.6%
Berry Global Group, Inc.	1,720	94,600
Crown Holdings, Inc.	640	51,584

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging (cont’d.)
Graphic Packaging Holding Co.	700	$15,057
Ranpak Holdings Corp.*	3,500	11,060
Sonoco Products Co.	400	20,724
		193,025
Diversified Consumer Services 1.2%
Frontdoor, Inc.*	1,000	28,930
Graham Holdings Co. (Class B Stock)	100	57,872
H&R Block, Inc.	600	24,630
Perdoceo Education Corp.	1,425	25,778
		137,210
Electric Utilities 1.0%
ALLETE, Inc.	975	52,202
NRG Energy, Inc.	900	38,142
Portland General Electric Co.	700	28,014
		118,358
Electrical Equipment 2.1%
Acuity Brands, Inc.	389	63,006
EnerSys	930	79,590
Sensata Technologies Holding PLC	2,300	73,324
Vertiv Holdings Co.	800	31,416
		247,336
Electronic Equipment, Instruments & Components 2.5%
Avnet, Inc.	200	9,266
Belden, Inc.	1,055	74,800
Crane NXT Co.	500	26,000
Jabil, Inc.	793	97,380
TD SYNNEX Corp.	611	56,016
Vontier Corp.	1,300	38,428
		301,890
Energy Equipment & Services 1.2%
ChampionX Corp.	450	13,860

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
DMC Global, Inc.*	1,300	$24,635
Weatherford International PLC*	1,070	99,606
		138,101
Financial Services 2.1%
Essent Group Ltd.	275	12,991
Euronet Worldwide, Inc.*	445	34,194
MGIC Investment Corp.	2,200	37,048
Voya Financial, Inc.	1,385	92,476
Western Union Co. (The)	4,100	46,289
WEX, Inc.*	175	29,134
		252,132
Food Products 1.2%
Hain Celestial Group, Inc. (The)*	1,900	20,995
Ingredion, Inc.	777	72,712
Pilgrim’s Pride Corp.*	1,990	50,745
		144,452
Gas Utilities 0.9%
National Fuel Gas Co.	550	28,022
UGI Corp.	3,782	78,666
		106,688
Ground Transportation 1.3%
Hertz Global Holdings, Inc.*	2,700	22,761
Ryder System, Inc.	615	59,987
Saia, Inc.*	190	68,113
		150,861
Health Care Equipment & Supplies 1.9%
Enovis Corp.*	1,325	60,817
Envista Holdings Corp.*	1,400	32,578
Haemonetics Corp.*	1,140	97,162
Inari Medical, Inc.*	450	27,320
QuidelOrtho Corp.*	200	12,216
		230,093

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 2.8%
Encompass Health Corp.	1,585	$99,158
HealthEquity, Inc.*	1,420	101,785
Option Care Health, Inc.*	1,000	27,730
Patterson Cos., Inc.	300	9,138
Tenet Healthcare Corp.*	1,690	90,753
		328,564
Health Care REITs 0.7%
CareTrust REIT, Inc.	600	12,912
Omega Healthcare Investors, Inc.	800	26,480
Sabra Health Care REIT, Inc.	3,600	49,104
		88,496
Hotel & Resort REITs 0.2%
Hersha Hospitality Trust (Class A Stock)	550	5,456
Park Hotels & Resorts, Inc.	1,500	17,295
		22,751
Hotels, Restaurants & Leisure 2.7%
Aramark	1,700	45,781
Boyd Gaming Corp.	385	21,271
Carrols Restaurant Group, Inc.*	2,300	13,225
Century Casinos, Inc.*	2,544	11,143
Denny’s Corp.*	1,500	12,930
Hilton Grand Vacations, Inc.*	800	28,760
Light & Wonder, Inc.*	650	47,522
Marriott Vacations Worldwide Corp.	300	26,958
Penn Entertainment, Inc.*	1,100	21,703
Texas Roadhouse, Inc.	580	58,893
Wingstop, Inc.	130	23,760
Wyndham Hotels & Resorts, Inc.	200	14,480
		326,426
Household Durables 1.7%
Beazer Homes USA, Inc.*	800	19,352
KB Home	1,500	66,300

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Taylor Morrison Home Corp.*	2,125	$81,430
Toll Brothers, Inc.	441	31,183
		198,265
Independent Power & Renewable Electricity Producers 1.0%
Vistra Corp.	3,700	121,064
Industrial REITs 1.6%
Americold Realty Trust, Inc.	2,200	57,684
EastGroup Properties, Inc.	570	93,053
LXP Industrial Trust	2,500	19,775
STAG Industrial, Inc.	600	19,932
		190,444
Insurance 5.4%
Assurant, Inc.	20	2,978
Brighthouse Financial, Inc.*	500	22,650
CNA Financial Corp.	300	12,120
CNO Financial Group, Inc.	350	8,113
eHealth, Inc.*	3,700	31,746
Fidelity National Financial, Inc.	1,800	70,362
First American Financial Corp.	1,100	56,584
Kinsale Capital Group, Inc.	270	90,156
Old Republic International Corp.	700	19,166
Reinsurance Group of America, Inc.	818	122,266
RenaissanceRe Holdings Ltd. (Bermuda)	50	10,980
Selective Insurance Group, Inc.	410	42,685
Selectquote, Inc.*	13,775	18,183
Unum Group	2,775	135,697
		643,686
Interactive Media & Services 0.4%
Eventbrite, Inc. (Class A Stock)*	4,300	35,604
Ziff Davis, Inc.*	220	13,301
		48,905

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
IT Services 1.0%
GoDaddy, Inc. (Class A Stock)*	390	$28,559
Kyndryl Holdings, Inc.*	6,225	91,072
		119,631
Leisure Products 0.2%
Brunswick Corp.	160	11,115
Polaris, Inc.	100	8,642
Solo Brands, Inc. (Class A Stock)*	2,200	8,470
		28,227
Life Sciences Tools & Services 0.4%
Medpace Holdings, Inc.*	90	21,840
Quanterix Corp.*	1,100	23,892
		45,732
Machinery 5.2%
AGCO Corp.	906	103,882
Donaldson Co., Inc.	1,342	77,380
Esab Corp.	555	35,132
Flowserve Corp.	1,800	66,096
Graco, Inc.	550	40,892
ITT, Inc.	1,224	114,260
Oshkosh Corp.	990	86,853
Proto Labs, Inc.*	200	4,722
Terex Corp.	1,950	89,310
		618,527
Marine Transportation 0.7%
Kirby Corp.*	1,040	77,688
Media 0.4%
New York Times Co. (The) (Class A Stock)	1,300	52,403
Metals & Mining 2.3%
Cleveland-Cliffs, Inc.*	2,100	35,238
Commercial Metals Co.	1,925	81,408

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Reliance Steel & Aluminum Co.	99	$25,184
United States Steel Corp.	3,725	126,240
		268,070
Mortgage Real Estate Investment Trusts (REITs) 0.1%
MFA Financial, Inc.	1,500	13,335
Multi-Utilities 0.8%
Black Hills Corp.	1,450	70,108
NiSource, Inc.	800	20,128
		90,236
Office REITs 0.2%
Office Properties Income Trust	5,600	25,144
Oil, Gas & Consumable Fuels 4.9%
Antero Midstream Corp.	4,875	60,158
Chord Energy Corp.	510	84,313
Civitas Resources, Inc.	1,250	94,287
Equitrans Midstream Corp.	1,400	12,418
HF Sinclair Corp.	2,350	130,143
Murphy Oil Corp.	2,000	89,740
PBF Energy, Inc. (Class A Stock)	1,650	78,425
Southwestern Energy Co.*	4,525	32,263
		581,747
Pharmaceuticals 1.2%
Elanco Animal Health, Inc.*	400	3,524
Jazz Pharmaceuticals PLC*	900	114,318
Perrigo Co. PLC	1,025	28,331
		146,173
Professional Services 2.3%
Concentrix Corp.	1,073	81,773
Conduent, Inc.*	1,200	3,828
ExlService Holdings, Inc.*	1,700	44,387
Genpact Ltd.	1,125	37,733

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Paylocity Holding Corp.*	550	$98,670
Science Applications International Corp.	100	10,924
		277,315
Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc.*	524	67,030
Residential REITs 0.9%
Equity LifeStyle Properties, Inc.	1,530	100,674
Retail REITs 1.1%
Kite Realty Group Trust	1,900	40,508
RPT Realty	300	3,237
Spirit Realty Capital, Inc.	2,500	89,975
		133,720
Semiconductors & Semiconductor Equipment 1.9%
Allegro MicroSystems, Inc. (Japan)*	750	19,470
Amkor Technology, Inc.	3,270	68,212
Cirrus Logic, Inc.*	230	15,394
Lattice Semiconductor Corp.*	925	51,439
Qorvo, Inc.*	130	11,365
Universal Display Corp.	450	62,631
		228,511
Software 3.4%
ACI Worldwide, Inc.*	2,700	54,999
Appfolio, Inc. (Class A Stock)*	110	20,633
AppLovin Corp. (Class A Stock)*	600	21,864
CommVault Systems, Inc.*	240	15,684
Dropbox, Inc. (Class A Stock)*	600	15,780
Dynatrace, Inc.*	2,575	115,128
Manhattan Associates, Inc.*	24	4,680
NCR Voyix Corp.*	4,150	63,453
Teradata Corp.*	2,175	92,916
		405,137

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs 1.0%
CubeSmart	500	$17,045
EPR Properties	1,775	75,792
Lamar Advertising Co. (Class A Stock)	291	23,941
PotlatchDeltic Corp.	100	4,285
		121,063
Specialty Retail 2.3%
1-800-Flowers.com, Inc. (Class A Stock)*	600	4,506
Aaron’s Co., Inc. (The)	2,400	17,784
AutoNation, Inc.*	440	57,235
Bath & Body Works, Inc.	400	11,860
Dick’s Sporting Goods, Inc.	405	43,315
Gap, Inc. (The)	400	5,120
Murphy USA, Inc.	70	25,388
Petco Health & Wellness Co., Inc.*	7,500	25,950
Urban Outfitters, Inc.*	300	10,386
Valvoline, Inc.	750	22,253
Williams-Sonoma, Inc.	320	48,077
		271,874
Technology Hardware, Storage & Peripherals 1.0%
Super Micro Computer, Inc.*	480	114,946
Textiles, Apparel & Luxury Goods 2.3%
Deckers Outdoor Corp.*	160	95,530
PVH Corp.	1,110	82,528
Skechers USA, Inc. (Class A Stock)*	2,000	96,440
		274,498
Trading Companies & Distributors 0.8%
BlueLinx Holdings, Inc.*	120	8,533
MSC Industrial Direct Co., Inc. (Class A Stock)	60	5,685
WESCO International, Inc.	615	78,843
		93,061
Water Utilities 0.3%
Essential Utilities, Inc.	1,175	39,316

PGIM Quant Solutions Mid-Cap Core Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	500	$7,455

Total Common Stocks (cost $10,840,775)		11,204,728
Unaffiliated Exchange-Traded Fund 3.4%
iShares Core S&P Mid-Cap ETF (cost $415,702)	1,721	406,156

Total Long-Term Investments (cost $11,256,477)		11,610,884

Short-Term Investment 1.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $218,453)(wb)	218,453	218,453

TOTAL INVESTMENTS 99.3% (cost $11,474,930)		11,829,337
Other assets in excess of liabilities 0.7%		86,644

Net Assets 100.0%		$11,915,981

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).